Non-current assets held for sale and liabilities associated with non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of non-current assets
The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

EUR million	2025	2024	2023
Tangible assets	2,850	2,851	2,991
Foreclosed assets	2,487	2,621	2,773
Of which property assets in Spain	1,705	1,896	2,138
Other tangible assets held for sale	363	230	218

Entities held for sale	72,148	1,137	—
Caceis (Note 3)	—	1,137	—
Santander Bank Polska S.A. (Note 3)	72,148	—	—

Other assets	13	14	23
Total non-current assets held for sale	75,011	4,002	3,014

EUR million	2025	2024	2023
Entities held for sale
Santander Bank Polska S.A. (Note 2)	62,995	—	—
Total Liabilities associated with non-current assets held for sale	62,995	—	—

Discontinued operations, consolidated balance sheet
The following is the consolidated balance sheet and consolidated summary cash flow statements for the Polish business held for sale:

EUR million
Condensed consolidated balance sheet	2025
Cash, cash balances at central banks and other deposits on demand	2,515
Financial assets held for trading	1,956
Financial assets designated at fair value through other comprehensive income	8,173
Financial assets at amortised cost	55,642
Intangible assets	1,335
Tax assets	1,224
Other assets	1,303
Total assets	72,148

EUR million
Condensed consolidated balance sheet	2025
Financial liabilities held for trading	842
Financial liabilities at amortised cost	59,704
Provisions	603
Tax liabilities	1,335
Other liabilities	511
Total liabilities	62,995

EUR million
Other comprehensive income	2025
Items that will not be reclassified to profit or loss	56
Actuarial gains or losses on defined benefit pension plans	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	56
Items that may be reclassified to profit or loss	(590)
Hedges of net investments in foreign operations (effective portion)	(522)
Exchange differences	(164)
Cash flow hedges (effective portion)	98
Debt instruments at fair value with changes in other comprehensive income	8
Share in other income and expenses recognised in investments, joint ventures and associates	(10)

EUR million
Condensed consolidated statements of cash flows	2025	2024	2023
A) Cash flows from operating activities	1,405	1,705	352
B) Cash flows from investing activities	(98)	(96)	(91)
C) Cash flows from financing activities	(1,301)	(1,194)	(591)
D) Effect of foreign exchange rate differences	20	27	143
E) Net increase/(decrease) in cash and cash equivalents	26	442	(187)